Long-term Debt and Capital Structure - Summary of Net Debt to Capitalization (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Net Debt	$ 7,530	$ 6,513
Shareholders’ Equity	17,032	19,201	$ 19,227	$ 17,468
Debt and Shareholders' Equity, Net	$ 24,562	$ 25,714
Net Debt to Capitalization	31.00%	25.00%